CENTRAL SECURITIES CORPORATION

     375 PARK AVENUE
NEW YORK, N.Y. 10152-0055
      (212) 688-3011

                                                                   June 21, 1999

Re:  Central Securities Corporation
     File No. 811-179
     Notice of Intention to Redeem all
     Outstanding Shares of Convertible
     Preference Stock, $2.00 Series D
     Pursuant to Rule 23c-2 under the
     Investment Company Act of 1940

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Dear Sirs:

      We are writing to notify you, pursuant to Rule 23c-2 under the Investment Company Act of 1940, as amended, that Central Securities Corporation, a closed-end registered investment company (the "Corporation"), intends to redeem all of the outstanding shares of its Convertible Preference Stock, $2.00 Series D (the "Series D Stock") as follows:

            1. The title of the Series D Stock to be redeemed is "Convertible Preference Stock, $2.00 Series D".

            2. The date on which the Series D Stock is to be redeemed is August 1, 1999.

            3. The Certificate of Incorporation of the Corporation including the Certificate Fixing the Powers, Designation, Preferences and Other Rights, and the Number of Shares of Convertible Preference Stock, $2.00 Series D of the Corporation is the governing instrument pursuant to which the Series D Stock is to be redeemed. Paragraph 3 of Article FOURTH of the Certificate of Incorporation and Paragraph B of Article FIRST of the Certificate of Designation are the applicable provisions of the governing instrument and are attached as Exhibit A hereto.

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Securities and Exchange
  Commission                     -2-                               June 21, 1999


            4. All of the Series D Stock is to be redeemed.

      Please direct any comments or questions relating to the foregoing to the undersigned at (212) 688-3011.

                                           Very truly yours,

                                           CENTRAL SECURITIES CORPORATION


                                                 /s/ Karen E. Riley
                                                 ------------------------------
                                            By:  Karen E. Riley
                                                 Secretary

Attachment

VIA EDGAR

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                                                                       EXHIBIT A

                         CENTRAL SECURITIES CORPORATION

                          Paragraph 3 of Article FOURTH
                                     of the
                          Certificate of Incorporation

      3. Redemption and Purchase -- Subject to such limitations, if any, as may be provided in any certificate setting forth the resolutions fixing the terms of any series, this Corporation may, at its election, expressed by action of the Board of Directors, redeem at any time or from time to time the whole or any part of the Convertible Preference Stock or any series thereof then outstanding, at the redemption price or prices of the shares of the particular series fixed therefor as herein provided, together with a sum, in the case of each share of such series so to be redeemed, computed at the annual dividend rate for the series of which the particular share is a part, from the date from which dividends on such share became cumulative to the date fixed for such redemption, less the aggregate of dividends theretofore or on such redemption date paid thereon or declared and set apart for payment thereon.

      Notice of any proposed redemption of Convertible Preference Stock shall be given by this Corporation by mailing a copy of such notice, postage prepaid, not less than 30 days prior to the date fixed for such redemption, to the holders of record of the shares of Convertible Preference Stock to be redeemed, addressed to them at their respective addresses appearing on the books of this Corporation. The Board of Directors shall have full power and authority, subject to the limitations and provisions herein contained, to prescribe the manner in which and the terms and conditions upon which the shares of Convertible Preference Stock shall be redeemed from time to time and, in case of the redemption of a part only of any series of the Convertible Preference Stock at the time outstanding, the redemption shall be in such amount and the shares to be redeemed shall be selected in such manner, whether by lot or pro rata, as the Board of Directors may determine and/or as may be provided in any certificate setting forth the resolutions fixing the terms of such series.

      From and after the date specified in such notice as the date of redemption (unless default shall be made by this Corporation in providing monies for the payment of the redemption price), all dividends upon the Convertible Preference Stock so called for redemption shall cease to accrue and, from and after said date (unless default shall be made by this Corporation as aforesaid) or if this Corporation shall so elect, from and after

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the date specified therefor in the notice of redemption (prior to the date of redemption so specified) on which this Corporation shall provide the monies for the payment of the redemption price, all rights of the holders of the shares so called for redemption, as stockholders of this Corporation, including without limitation, any right to vote or participate in or in connection with any corporate act, excepting only the right to receive the redemption price on the redemption date and the right to exercise any conversion privilege then applicable to any of such shares, shall cease. This Corporation may provide the monies for the payment of the redemption price as aforesaid by depositing with a bank or trust company doing business in the Borough of Manhattan, City and State of New York, having a capital and surplus of at least $5,000,000 any one or more of the following, namely, (a) cash or certified or official bank checks in New York Clearing House funds, (b) obligations of the United States Government maturing on or prior to the redemption date or (c) obligations maturing on or prior to the redemption date of a bank or trust company doing business in the Borough of Manhattan, City and State of New York having a capital and surplus of at least $100,000,000. The making of any such deposit with any such bank or trust company shall not relieve this Corporation of liability for payment of the redemption price but this Corporation shall be entitled to all monies so deposited which shall remain unclaimed by the holders of the shares of Convertible Preference Stock called for redemption at the end of six (6) years after the redemption date, together with any interest on all such monies so deposited which may have been allowed by said bank or trust company with which the deposit was made, and such monies shall be paid over to this Corporation, upon its demand, by said bank or trust company, without liability to any holders of such Convertible Preference Stock for so doing and also without the necessity of any notice to them. To the extent that any monies so deposited for the redemption of shares of Convertible Preference Stock shall exceed the amount required for the redemption of such shares outstanding as of the redemption date by reason of the conversion of any such shares into shares of the Common Stock of the Corporation, such excess monies shall be paid back to the Corporation, upon its demand, by said bank or trust company.

      This Corporation shall also have power, at any time or from time to time, to purchase, either at public or private sale or pursuant to any sinking fund or agreement, the whole or any part of the Convertible Preference Stock or of any series thereof upon the best terms believed reasonably obtainable or provided for in any such sinking fund or agreement, but in no event at a price in respect of any shares of Convertible Preference Stock greater than the redemption price thereof. Any redemption or purchase of Convertible Preference Stock may be effected by


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payment out of the net profits or surplus of this Corporation or by the application of capital, all to the extent and in the manner and at the time permitted by the laws of Delaware, except that no redemption or purchase of Convertible Preference Stock may be effected by this Corporation at any time when any dividend on the Convertible Preference Stock, accrued up to the last regular quarterly dividend payment date thereof, shall be in arrears.

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                                 Paragraph B of
                           Certificate of Designation

      B. Redemption. The Corporation shall be entitled to redeem shares of this Series as provided in Paragraph 3 of Article FOURTH of the Certificate of Incorporation, as amended, and the redemption price of this Series, which the holders of shares of this Series shall be entitled to receive upon such redemption, shall be $27.50 per share, together with a sum equivalent to all unpaid cumulative dividends accrued thereon.